NATIXIS EQUITY FUNDS

NATIXIS INCOME FUNDS

Supplement dated July 7, 2010 to the Natixis Funds Statement of Additional Information dated February 1, 2010,

as may be revised and supplemented from time to time.

Effective immediately, the third paragraph in the sub-section “All Funds” under the section “Distribution Agreements and Rule 12b-1 Plans,” is amended and restated as follows:

The Distributor, the adviser and their affiliates may, out of their own resources, make additional payments to dealers who sell shares of the Funds. These payments may include: (i) full reallowance of the sales charge of Class A shares, (ii) additional compensation with respect to the sale and/or servicing of Class A, B, C and Admin Class shares, (iii) payments based upon various factors described below and (iv) financial assistance programs to firms who sell or arrange for the sale of Fund shares including, but not limited to, remuneration for: the firm’s internal sales contests and incentive programs, marketing and sales fees, expenses related to advertising or promotional activity and events and shareholder record keeping or miscellaneous administrative services. From its own profits and resources, the Distributor may, from time to time, make payments to qualified wholesalers, registered financial institutions and third party marketers for marketing support services and/or retention of assets. Among others, the Distributor has agreed to make such payments for marketing support services to AXA Advisors, LLC. In addition to marketing and/or financial support payments described above, payment for travel, lodging and related expenses may be provided for attendance at Fund seminars and conferences, e.g., due diligence meetings held for training and educational purposes. The payment of these concessions and any other compensation offered will conform with state and federal laws and the rules of any self-regulatory organization, such as the Financial Industry Regulatory Authority (“FINRA”). The participation of such firms in financial assistance programs is at the discretion of the firm and the Distributor. The payments described in (iii) above may be based on sales (generally ranging from 0.05% to 0.35% of gross sales) or the amount of assets a dealer’s clients have invested in the Funds (at annual rates generally ranging from 0.05% to 0.25% of the value of the clients’ shares). The actual payment rates to a dealer will depend upon how the particular arrangement is structured (e.g., solely asset-based fees, solely sales-based fees or a combination of both) and other factors such as the length of time assets have remained invested in the Funds, redemption rates and the willingness of the dealer to provide access to its representatives for educational and marketing purposes. The payments to dealers described in this paragraph and elsewhere in this Statement, which may be significant to the dealers, may create an incentive for a dealer or its representatives to recommend or sell shares of a particular Fund or shares class over other mutual funds or share classes. Additionally, these payments may result in the Fund’s inclusion on a sales list, including a preferred or select sales list, or in other sales programs. Investors should contact their dealers for details about the payment the dealers may receive.

NATIXIS EQUITY FUNDS

NATIXIS INCOME DIVERSIFIED PORTFOLIO

Supplement dated July 7, 2010 to the Natixis Funds Statement of Additional Information dated May 1, 2010,

as may be revised and supplemented from time to time.

Effective immediately, the third paragraph in the sub-section “All Funds” under the section “Distribution Agreements and Rule 12b-1 Plans,” is amended and restated as follows:

The Distributor, Natixis Advisors and their affiliates may, out of their own resources, make additional payments to financial intermediaries who sell shares of the Funds. Such payments and compensation are in addition to any fees paid by the Funds. These payments may include: (i) full reallowance of the sales charge of Class A shares, (ii) additional compensation with respect to the sale and/or servicing of Class A, B and C shares, (iii) payments based upon various factors described below and (iv) financial assistance programs to firms who sell or arrange for the sale of Fund shares including, but not limited to, marketing and sales fees, expenses related to advertising or promotional activity and events and shareholder record keeping or miscellaneous administrative services. From its own profits and resources, the Distributor may, from time to time, make payments to qualified wholesalers, registered financial institutions and third party marketers for marketing support services and/or retention of assets. Among others, the Distributor has agreed to make such payments for marketing support services to AXA Advisors, LLC. In addition to marketing and/or financial support payments described above, payment for travel, lodging and related expenses may be provided for attendance at Fund seminars and conferences, e.g., due diligence meetings held for training and educational purposes. The payment of these concessions and any other compensation offered will conform with state and federal laws and the rules of any self-regulatory organization, such as the Financial Industry Regulatory Authority (“FINRA”). The participation of such firms in financial assistance programs is at the discretion of the firm and the Distributor. The payments described in (iii) above may be based on gross sales (generally ranging from 0.05% to 0.25% of gross sales) or the amount of assets a financial intermediary’s clients have invested in the Funds (at annual rates generally ranging from 0.05% to 0.50% of the value of the clients’ shares). The actual payment rates to a financial intermediary will depend upon how the particular arrangement is structured (e.g., solely asset-based fees, solely sales-based fees or a combination of both) and other factors such as the length of time assets have remained invested in the Funds, redemption rates and the willingness of the financial intermediary to provide access to its representatives for educational and marketing purposes. The payments to financial intermediaries described in this section and elsewhere in this Statement, which may be significant to the financial intermediaries, may create an incentive for a financial intermediary or its representatives to recommend or sell shares of a particular Fund or shares class over other mutual funds or share classes. Additionally, these payments may result in the Fund’s inclusion on a sales list, including a preferred or select sales list, or in other sales programs. Investors should contact their financial representative for details about the payment the financial intermediaries may receive.